Trade Notes and Accounts Receivable, Net - Aging Analysis (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 14,486,184	$ 19,748,850
1 to 90 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	4,180,830	4,104,913
91 to 180 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	1,182,634	1,291,493
More than 180 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 4,706,908	$ 4,638,228